Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ 2.0	$ 3.3
Inventory	(49.7)	(13.3)
Advances and prepaid expenses	3.5	(3.8)
Accounts payable and accrued liabilities	16.7	3.9
Income taxes (paid) refunded	(26.9)	(4.6)
Increase (decrease) in working capital	$ (54.4)	$ (14.5)